UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  03-31-01


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-20-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: 70708000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     5056   101192 SH       Sole                    88322             12870
American International Group I COM              026874107     4106    51003 SH       Sole                    44936              6067
Automatic Data Processing      COM              530151034     2283    41990 SH       Sole                    37005              4985
Cisco Systems Inc.             COM              17275R102     1998   126373 SH       Sole                   108550             17823
Computer Sciences Corp.        COM              205363104     1880    58100 SH       Sole                    52760              5340
DST Systems                    COM              233326107      507    10515 SH       Sole                     9295              1220
EMC Corporation                COM              268648102     2639    89747 SH       Sole                    77337             12410
Eli Lilly                      COM              532457108     3131    40840 SH       Sole                    35370              5470
Emerson Electric               COM              291011104      867    13980 SH       Sole                    11880              2100
Expeditors International       COM              302130109     1231    24400 SH       Sole                    21390              3010
Exxon Mobil                    COM              30231G102      485     5990 SH       Sole                     5990
General Electric               COM              369604103     2793    66716 SH       Sole                    56236             10480
Guidant                        COM              401698105     3256    72365 SH       Sole                    63295              9070
HomeDepot                      COM              437076102     3871    89811 SH       Sole                    78546             11265
JDS Uniphase Corp.             COM              46612J101      633    34338 SH       Sole                    29508              4830
JP Morgan Chase & Co.          COM              46625H100      684    15228 SH       Sole                    11798              3430
Johnson & Johnson              COM              478160104     3441    39344 SH       Sole                    34049              5295
Lear Corp.                     COM              521865105     1528    52150 SH       Sole                    46790              5360
Medtronic, Inc.                COM              585055106     2352    51432 SH       Sole                    45632              5800
Merck                          COM              589331107     1416    18656 SH       Sole                    17256              1400
Merrill Lynch                  COM              590188108      809    14599 SH       Sole                    11849              2750
Microsoft Corp.                COM              594918104      263     4808 SH       Sole                     2408              2400
Network Appliance              COM              64120L104      526    31260 SH       Sole                    26950              4310
Omnicom                        COM              681919106     3095    37348 SH       Sole                    32788              4560
Paychex                        COM              704326107     1917    51732 SH       Sole                    45318              6414
Pfizer                         COM              717081103     4923   120231 SH       Sole                   104719             15512
Qualcomm                       COM              747525103     3774    66650 SH       Sole                    58325              8325
Starbucks Inc.                 COM              855244109     1364    32145 SH       Sole                    29715              2430
State Street Corp.             COM              857477103     4088    43769 SH       Sole                    38194              5575
Texas Instruments              COM              882508104     1207    38945 SH       Sole                    34155              4790
Tyco International Ltd.        COM              G9143X208     1288    29785 SH       Sole                    27485              2300
Univision                      COM              914906102     3299    86448 SH       Sole                    76098             10350